Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Summary of Equity Method Investments
The Company’s investments in unconsolidated affiliates consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Medable, Inc.	$15,684	$8,756
Science 37, Inc.	18,344	—
Total	$34,028	$8,756

Summary of Other Investments
The Company’s other investments consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Auven Therapeutics Holdings, L.P.	$228,959	$241,305
venBio Global Strategic Fund, L.P.	14,108	12,690
Venture capital funds and investment partnerships	5,386	2,129
Other investments	1,895	9,591
Total	$250,348	$265,715

Summary of Financial Information
The summarized financial information presented below reflects the aggregated financial information of Auven and venBio as of and for periods ended December 31 of each year. The net investment (loss) income information presented below reflects the net realized and unrealized gains (losses), net of expenses and investment income, related to each investment. Auven and venBio have unclassified balance sheets. Therefore, the asset and liability information presented below are not split between current and non-current.

	December 31,
	2019	2018	2017
Net investment (loss) income (for the years ended December 31)	$(280,962)	$(140,943)	$598,285
Total assets (as of December 31)	1,396,040	1,645,063	2,005,154
Total liabilities (as of December 31)	30,812	2,105	126,407